Summary of significant accounting policies - Cash and cash equivalents (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Summary of significant accounting policies
Cash and cash equivalents	¥ 19,773,580	$ 2,826,372	¥ 3,918,146
PRC
Summary of significant accounting policies
Cash and cash equivalents	¥ 19,773,580	$ 2,826,372	¥ 3,918,146